OMB Number 3235-0675

Expires May 31, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from January 1, 2018 to March 31, 2018

Date of Report (Date of earliest event reported): March 31, 2018

Commission File Number of securitizer: 025-01814

Central Index Key Number of securitizer: 0001624444

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) □

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) □

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(ii) □

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Nancy Lynch, (212) 729-1096

Name and telephone number, including area code, of the person to contact in connection with the filing

REPRESENTATIONS AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Eaglewood Securitization Trust has indicated by check mark that there is activity to report for the quarter ending March 31, 2018 and has attached Exhibit 99.1 to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated May 1, 2018

EAGLEWOOD SECURITIZATION TRUST
(Securitizer)

By:	PSC Eaglewood Americas LLC, in its
capacity as Administrator of
Eaglewood Securitization Trust

By:	/s/ Nancy Lynch
Name:	Nancy Lynch
Title:	Authorized Signatory

EXHIBIT INDEX

Number	Description	Method of Filing
99.1	ABS 15G	Table Filed herewith